Note 14 - Trade and Other Payables, and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Summary of Trade and Other Payables, and Other Current Liabilities

The table below presents the items of trade and other payables (in thousands):

	As of December 31,
	2023	2024
Trade payables due to third-party suppliers	$49,345	$72,694
Trade and other payables due to related parties (Note 17)	483	—
Value added tax	373	538
Payroll tax	2,045	2,052
Total trade and other payables	$52,247	$75,285

The following table shows the items of other current liabilities (in thousands):

	As of December 31,
	2023	2024
Accrued personnel expenses	$12,887	$13,039
Other current liabilities	398	182
Total other current liabilities	$13,285	$13,222